Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	May 29, 2020
Document Effective Date	Jun. 01, 2020
Prospectus Date	Jun. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares | Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares
Risk/Return:
Trading Symbol	EVLMC